UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2014             (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2014

	Shares	Value
Common Stocks - 93.1%
Consumer Discretionary - 14.8%
Carnival PLC (United Kingdom)	13,460	$484,867
Daimler AG (Germany)	4,813	397,162
The Gap, Inc. (United States)	7,932	318,153
Hennes & Mauritz AB, B Shares (Sweden)	23,159	946,774
The Home Depot, Inc. (United States)	5,334	431,254
Honda Motor Co., Ltd. (Japan)	28,321	985,884
Hugo Boss AG (Germany)	6,914	992,060
Hyatt Hotels Corp., Class A (United States)*	3,575	210,317
Nordstrom, Inc. (United States)	5,200	359,996
PetSmart, Inc. (United States)[1]	4,650	316,851
The Priceline Group, Inc. (United States)*	693	861,018
ProSiebenSat.1 Media AG (Germany)	8,834	370,395
Publicis Groupe SA (France)	5,938	430,821
Ralph Lauren Corp. (United States)	6,473	1,008,882
Sekisui House, Ltd. (Japan)	10,200	133,874
Suzuki Motor Corp. (Japan)	5,500	183,535
Toyota Motor Corp. (Japan)	6,571	387,952
Urban Outfitters, Inc. (United States)*	30,700	1,096,911
Viacom, Inc., Class B (United States)	3,630	300,092
Whitbread PLC (United Kingdom)	4,846	350,926
Total Consumer Discretionary		10,567,724
Consumer Staples - 6.5%
AMBEV, S.A., ADR (Brazil)	41,500	285,935
Anheuser-Busch InBev N.V. (Belgium)	10,000	1,079,325
Archer-Daniels-Midland Co. (United States)	6,850	317,840
Japan Tobacco, Inc. (Japan)	12,200	429,044
Jeronimo Martins SGPS, S.A. (Portugal)	12,156	158,893
Koninklijke Ahold NV (Netherlands)	22,140	386,039
Philip Morris International, Inc. (United States)	8,333	683,389
Reckitt Benckiser Group PLC (United Kingdom)	10,894	961,698
Whole Foods Market, Inc. (United States)	8,600	328,692
Total Consumer Staples		4,630,855
Energy - 8.3%
Anadarko Petroleum Corp. (United States)	3,700	395,345
Apache Corp. (United States)	9,615	987,076
BG Group PLC (United Kingdom)	18,889	372,478
Cabot Oil & Gas Corp. (United States)	9,800	322,910
CNOOC, Ltd. (China)	256,800	454,246
Inpex Corp. (Japan)	11,093	164,406

	Shares	Value
Lukoil OAO, Sponsored ADR (Russia)	4,500	$250,880
Noble Energy, Inc. (United States)	2,791	185,574
Occidental Petroleum Corp. (United States)	4,890	477,802
Reliance Industries, Ltd., Sponsored GDR (India)(a)	7,375	243,823
Royal Dutch Shell PLC, A Shares (Netherlands)	14,026	576,693
Schlumberger, Ltd. (United States)	10,005	1,084,442
Total SA (France)	6,012	387,741
Total Energy		5,903,416
Financials - 18.3%
Allianz SE (Germany)	3,511	584,531
American International Group, Inc. (United States)	8,400	436,632
Arch Capital Group, Ltd. (Bermuda)*	6,600	352,770
Banco Bradesco, S.A., ADR (Brazil)	14,140	216,059
BNP Paribas SA (France)	16,967	1,125,816
Credit Suisse Group AG (Switzerland)*	61,477	1,667,733
Daiwa Securities Group, Inc. (Japan)	30,000	251,880
HSBC Holdings PLC (United Kingdom)	34,891	374,065
Industrial & Commercial Bank of China, Ltd., Class H (China)	605,500	412,962
Intesa Sanpaolo S.p.A (Italy)	144,707	429,724
JPMorgan Chase & Co. (United States)	19,662	1,133,908
Sampo Oyj, A Shares (Finland)	10,534	523,281
Sberbank of Russia, Sponsored ADR (Russia)	22,994	190,753
Schroders PLC (United Kingdom)	23,569	946,992
Societe Generale SA (France)	5,563	279,276
Sony Financial Holdings, Inc. (Japan)	17,280	283,002
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,450	1,363,572
T. Rowe Price Group, Inc. (United States)	14,556	1,130,419
Tokio Marine Holdings, Inc. (Japan)	11,000	345,915
Wells Fargo & Co. (United States)	18,576	945,518
Total Financials		12,994,808
Health Care - 11.8%
Agilent Technologies, Inc. (United States)	5,800	325,322
Amgen, Inc. (United States)	4,589	584,593
Baxter International, Inc. (United States)	12,965	968,356
Express Scripts Holding Co. (United States)*	16,157	1,125,335
Novo Nordisk A/S (Denmark)	9,920	456,639
Perrigo Co. PLC (Ireland)	8,035	1,208,866
Roche Holding AG (Switzerland)	5,037	1,461,766
Sanofi (France)	14,056	1,475,748
Sonova Holding AG (Switzerland)	2,771	429,933

AMG Trilogy Global Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.8% (continued)
Zoetis, Inc. (United States)	10,935	$359,871
Total Health Care		8,396,429
Industrials - 9.9%
Cummins, Inc. (United States)	2,700	376,353
Danaher Corp. (United States)	4,880	360,534
East Japan Railway Co. (Japan)	2,300	184,246
Hutchison Whampoa, Ltd. (Hong Kong)	25,797	349,948
Koninklijke Philips N.V. (Netherlands)	16,233	500,309
Kuehne + Nagel International AG (Switzerland)	2,942	392,339
Mitsubishi Heavy Industries Ltd. (Japan)	33,200	216,419
Prysmian S.p.A. (Italy)	16,567	352,284
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	16,544	876,667
Safran, S.A. (France)	5,707	335,384
Siemens AG (Germany)	1,768	218,341
Union Pacific Corp. (United States)	9,260	910,351
United Continental Holdings, Inc. (United States)*	10,065	466,915
United Parcel Service, Inc., Class B (United States)	3,148	305,639
Wolseley PLC (Switzerland)	22,386	1,165,443
Total Industrials		7,011,172
Information Technology - 19.1%
Altera Corp. (United States)	11,558	378,178
Apple, Inc. (United States)	14,223	1,359,292
Broadcom Corp., Class A (United States)	17,942	686,461
Check Point Software Technologies, Ltd. (Israel)*	14,110	957,646
Cognizant Technology Solutions Corp., Class A (United States)*	15,032	737,320
eBay, Inc. (United States)*	12,603	665,438
EMC Corp. (United States)	37,589	1,101,358
Google, Inc., Class A (United States)*	2,466	1,429,170
Google, Inc., Class C (United States)*	1,676	958,002
Hitachi, Ltd. (Japan)	37,876	293,569
Infosys, Ltd., Sponsored ADR (India)	4,810	263,684
International Business Machines Corp. (United States)	2,078	398,290
Juniper Networks, Inc. (United States)*	16,100	378,994
Lenovo Group, Ltd. (China)	156,400	213,343
Marvell Technology Group, Ltd. (Bermuda)	9,892	131,959
MasterCard, Inc., Class A (United States)	10,514	779,613
Microsoft Corp. (United States)	18,270	788,533
Samsung Electronics Co., Ltd., GDR (South Korea)	1,503	963,492

	Shares	Value
SAP SE (Germany)	6,938	$545,269
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	29,148	582,960
Total Information Technology		13,612,571
Materials - 2.3%
Akzo Nobel NV (Netherlands)	5,440	391,807
CRH PLC (Ireland)	9,825	228,656
Mondi PLC (United Kingdom)	20,932	366,604
Rock Tenn Co., Class A (United States)	3,100	308,233
The Sherwin-Williams Co. (United States)	1,550	319,656
Total Materials		1,614,956
Telecommunication Services - 1.5%
Softbank Corp. (Japan)	4,200	301,931
Verizon Communications, Inc. (United States)	6,400	322,688
Vodafone Group PLC (United Kingdom)	133,212	443,610
Total Telecommunication Services		1,068,229
Utilities - 0.6%
AES Corp. (United States)	30,279	442,376
Total Common Stocks (cost $57,977,139)		66,242,536
Warrants - 0.8%
Bharti Infratel, Ltd., (United States)*	47,329	199,255
Housing Development Finance Corp., (United States)*	22,066	387,920
Total Warrants (cost $429,616)		587,175
	Principal Amount
Short-Term Investments - 5.6%
Repurchase Agreements - 0.3%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $247,599 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $252,550)	$247,598	247,598
	Shares
Other Investment Companies - 5.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,760,568	3,760,568
Total Short-Term Investments (cost $4,008,166)		4,008,166
Total Investments - 99.5% (cost $62,414,921)		70,837,877
Other Assets, less Liabilities - 0.5%		323,630
Net Assets - 100.0%		$71,161,507

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2014

	Shares	Value
Common Stocks - 95.2%
Consumer Discretionary - 17.9%
ANTA Sports Products, Ltd. (China)	322,308	$529,753
Bajaj Auto, Ltd. (India)	20,283	692,731
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	362,609	912,885
Coway Co., Ltd. (South Korea)	23,047	1,986,615
Dongfeng Motor Group Co., Ltd., Class H (China)	1,281,588	2,275,806
Genting Bhd (Malaysia)	453,723	1,396,199
Halla Visteon Climate Control Corp. (South Korea)	6,420	316,585
Hankook Tire Co., Ltd. (South Korea)	29,114	1,593,583
Hyundai Motor Co. (South Korea)	17,855	4,226,798
Imperial Holdings, Ltd. (South Africa)	101,560	1,870,389
Multiplus, S.A. (Brazil)	70,968	1,040,082
Naspers, Ltd., N Shares (South Africa)	10,203	1,254,736
Sands China, Ltd. (China)	300,218	2,204,108
SJM Holdings, Ltd. (Hong Kong)	1,023,786	2,735,212
Tata Motors, Ltd., Sponsored ADR (India)	42,992	1,690,445
UMW Holdings Bhd (Malaysia)	134,556	491,745
Woolworths Holdings, Ltd. (South Africa)	86,674	669,290
Total Consumer Discretionary		25,886,962
Consumer Staples - 4.9%
AMBEV, S.A., ADR (Brazil)	187,126	1,289,298
Jeronimo Martins SGPS, S.A. (Portugal)	95,882	1,253,289
Magnit OJSC, Sponsored GDR (Russia)	40,578	2,379,439
President Chain Store Corp. (Taiwan)	101,385	806,522
SABMiller PLC (United Kingdom)	24,906	1,355,988
Total Consumer Staples		7,084,536
Energy - 5.5%
Adaro Energy Tbk PT (Indonesia)	5,894,850	593,060
China Shenhua Energy Co., Ltd., Class H (China)	568,005	1,670,172
CNOOC, Ltd., ADR (Hong Kong)	11,865	2,096,190
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	34,210	1,037,931
Lukoil OAO, Sponsored ADR (Russia)	18,799	1,048,067
Oil & Natural Gas Corp., Ltd. (India)	101,792	661,134
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	535,754	530,233
TMK OAO, GDR (Russia)	35,724	321,516
Total Energy		7,958,303
Financials - 20.6%
Axis Bank, Ltd. (India)	331,535	2,145,412
Banco Bradesco, S.A., ADR (Brazil)	190,680	2,913,590

	Shares	Value
Bancolombia, S.A., Sponsored ADR (Colombia)	30,945	$1,931,277
Bangkok Bank PCL (Thailand)	242,300	1,477,173
Bank Mandiri Persero Tbk PT (Indonesia)	1,739,993	1,514,065
Bank Pekao S.A. (Poland)	12,554	665,297
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,109,947	1,064,629
CETIP, S.A. - Mercados Organizados (Brazil)	126,878	1,789,574
Dongbu Insurance Co., Ltd. (South Korea)	27,416	1,552,250
Global Logistic Properties, Ltd. (Singapore)	500,933	1,115,161
Housing Development Finance Corp. (India)	49,586	868,869
ICICI Bank, Ltd., Sponsored ADR (India)	30,122	1,506,702
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,266,112	1,545,528
Itau Unibanco Holding, S.A., ADR (Brazil)	151,944	2,339,938
Kasikornbank PCL (Thailand)	322,200	2,111,228
Kasikornbank PCL, NVDR (Thailand)	69,700	451,056
PICC Property & Casualty Co., Ltd., Class H (China)	777,488	1,257,154
Sberbank of Russia (Russia)	526,119	1,076,307
Sberbank of Russia, Sponsored ADR (Russia)	153,523	1,273,594
Shinhan Financial Group Co., Ltd. (South Korea)	23,306	1,151,030
Total Financials		29,749,834
Health Care - 3.4%
Dr Reddy’s Laboratories, Ltd. (India)	54,063	2,498,009
Life Healthcare Group Holdings, Ltd. (South Africa)	346,342	1,421,236
Richter Gedeon Nyrt (Hungary)	56,967	934,742
Total Health Care		4,853,987
Industrials - 12.3%
Airports of Thailand PCL, Foreign Sh. (Thailand)	16,500	109,174
ALL - America Latina Logistica, S.A. (Brazil)	375,313	1,439,217
Alliance Global Group, Inc. (Philippines)	2,155,749	1,294,814
Arteris, S.A. (Brazil)	95,513	741,370
Bidvest Group, Ltd. (South Africa)	71,408	1,920,969
CCR, S.A. (Brazil)	252,008	1,989,405
Copa Holdings, S.A. Class A (Panama)	16,275	2,471,684
Embraer, S.A., ADR (Brazil)	58,165	2,212,597
Enka Insaat ve Sanayi A.S. (Turkey)	285,912	745,181
Globaltrans Investment PLC, Sponsored GDR (Cayman Islands)	92,287	907,643
Hyundai Glovis Co., Ltd. (South Korea)	374	95,443
KOC Holding A.S. (Turkey)	358,003	1,878,508
Localiza Rent a Car, S.A. (Brazil)	67,262	1,077,081

AMG Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 12.3% (continued)
Turk Hava Yollari (Turkey)*	267,568	$802,864
Total Industrials		17,685,950
Information Technology - 18.5%
Baidu, Inc., Sponsored ADR (China)*	13,232	2,858,774
Delta Electronics, Inc. (Taiwan)	297,220	2,019,741
HCL Technologies, Ltd. (India)	91,781	2,353,576
Hon Hai Precision Industry Co., Ltd. (Taiwan)	740,122	2,536,168
Infosys, Ltd., Sponsored ADR (India)[1]	25,769	1,412,657
MediaTek, Inc. (Taiwan)	84,505	1,307,812
MercadoLibre, Inc. (Argentina)	3,124	288,970
NetEase, Inc., ADR (Cayman Islands)	29,402	2,470,944
Samsung Electronics Co., Ltd. (South Korea)	4,466	5,779,962
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,265,732	5,074,677
Totvs, S.A. (Brazil)	37,006	634,831
Total Information Technology		26,738,112
Materials - 7.8%
BHP Billiton PLC (United Kingdom)	79,323	2,709,895
Cia Brasileira de Distribuicao, ADR (Brazil)[1]	18,156	875,482
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	645,747	2,297,726
Korea Zinc Co., Ltd. (South Korea)	5,089	2,037,668
LG Chem, Ltd. (South Korea)	4,635	1,297,063
Novolipetsk Steel OJSC, GDR (Russia)	41,791	555,572
PTT Global Chemical PCL (Thailand)	280,590	571,752
UPL, Ltd. (India)	154,731	837,475
Total Materials		11,182,633
Telecommunication Services - 2.5%
Mobile Telesystems OJSC, Sponsored ADR (Russia)	43,275	775,921
MTN Group, Ltd. (South Africa)	52,393	1,084,503
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	7,824,958	1,777,636
Total Telecommunication Services		3,638,060

	Shares	Value
Utilities - 1.8%
Huaneng Power International, Inc., Class H (China)	1,297,841	$1,440,663
Power Grid Corp. of India, Ltd. (India)	556,080	1,218,111
Total Utilities		2,658,774
Total Common Stocks (cost $123,869,781)		137,437,151
Warrants - 0.1%
Genting Bhd, (Malaysia)* (cost $71,304)	142,960	126,141

	Principal
	Amount
Short-Term Investments - 5.3%
Repurchase Agreements - 1.2%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $1,020,000)	$1,000,000	1,000,000
Nomura Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $786,518 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 10/30/14 - 03/20/63, totaling $802,246)	786,516	786,516
Total Repurchase Agreements		1,786,516

	Shares
Other Investment Companies - 4.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	5,839,744	5,839,744
Total Short-Term Investments (cost $7,626,260)		7,626,260
Total Investments - 100.6% (cost $131,567,345)		145,189,552
Other Assets, less Liabilities - (0.6)%		(804,014)
Net Assets - 100.0%		$144,385,538

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2014

	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 20.9%
CJ O Shopping Co., Ltd. (South Korea)	550	$210,409
COOKPAD, Inc. (Japan)[1]	21,218	598,437
Daiichikosho Co., Ltd. (Japan)	23,039	683,424
Darty PLC (United Kingdom)	271,518	364,432
Eclat Textile Co., Ltd. (Taiwan)	26,290	291,575
Entertainment One, Ltd. (Canada)*	124,387	716,951
The Foschini Group, Ltd. (South Africa)	17,011	186,071
Grand Korea Leisure Co., Ltd. (South Korea)	5,408	223,233
Paddy Power PLC (Ireland)	8,804	621,647
Piaggio & C S.p.A. (Italy)*	88,962	264,880
Stanley Electric Co., Ltd. (Japan)	25,968	673,539
Techtronic Industries Co. (Hong Kong)	88,357	264,831
Tom Tailor Holding AG (Germany)*	30,151	585,417
The Yokohama Rubber Co. Ltd. (Japan)	74,624	646,128
Total Consumer Discretionary		6,330,974
Consumer Staples - 3.4%
PureCircle, Ltd. (Bermuda)*	99,624	1,018,425
Energy - 3.6%
Dragon Oil PLC (Arab Emirates)	46,702	442,917
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	6,166	187,076
Pacific Rubiales Energy Corp. (Canada)	24,215	463,047
Total Energy		1,093,040
Financials - 25.7%
Aareal Bank AG (Germany)	12,178	516,462
Aozora Bank, Ltd. (Japan)	204,438	694,698
Arrow Global Group PLC (United Kingdom)*	150,310	612,810
Banca Generali S.p.A. (Italy)	22,411	625,888
Bank of Georgia Holdings PLC (United Kingdom)	6,772	277,584
BUWOG AG (Austria)*	7,814	151,196
Close Brothers Group PLC (United Kingdom)	19,873	424,698
Countrywide PLC (United Kingdom)	83,855	735,471
Credit Saison Co., Ltd. (Japan)	34,728	683,302
Dongbu Insurance Co., Ltd. (South Korea)	4,389	248,498
Grand City Properties, S.A. (Luxembourg)*	37,062	461,538
IMMOFINANZ AG (Austria)*	179,123	567,255
Jupiter Fund Management PLC (United Kingdom)	104,836	674,270

	Shares	Value
Paragon Group of Cos PLC (United Kingdom)	68,057	$395,244
Provident Financial PLC (United Kingdom)	20,402	729,826
Total Financials		7,798,740
Health Care - 2.4%
Qualicorp, S.A. (Brazil)*	14,426	168,248
Sawai Pharmaceutical Co., Ltd. (Japan)	10,127	573,948
Total Health Care		742,196
Industrials - 22.9%
ALL - America Latina Logistica, S.A. (Brazil)	48,500	185,983
Ashtead Group PLC (United Kingdom)	35,145	527,200
Dialight PLC (United Kingdom)	27,601	430,574
Globaltrans Investment PLC, Sponsored GDR (Cayman Islands)	18,526	182,203
Intrum Justitia AB (Sweden)	13,929	426,231
Kajima Corp. (Japan)	169,431	787,865
Localiza Rent a Car, S.A. (Brazil)	9,372	150,076
Makita Corp. (Japan)	6,935	410,185
Nabtesco Corp. (Japan)	31,170	704,228
Norwegian Air Shuttle A.S. (Norway)*1	12,877	389,071
Prysmian S.p.A. (Italy)	27,392	582,469
Ramirent OYJ (Finland)	57,986	551,537
Tatsuta Electric Wire and Cable Co., Ltd. (Japan)	64,659	371,865
Vesuvius PLC (United Kingdom)	82,479	645,617
Wienerberger AG (Austria)	39,913	599,068
Total Industrials		6,944,172
Information Technology - 10.1%
Internet Initiative Japan, Inc. (Japan)	33,685	739,243
Opera Software ASA (Norway)	64,184	752,337
Telecity Group PLC (United Kingdom)	60,871	814,115
Totvs, S.A. (Brazil)	10,491	179,971
UBISOFT Entertainment (France)*	34,186	572,019
Total Information Technology		3,057,685
Materials - 7.9%
BillerudKorsnas AB (Sweden)	50,624	747,864
Italcementi S.p.A. (Italy)	75,034	556,658
Synthomer PLC (United Kingdom)	139,136	498,483
Umicore, S.A. (Belgium)	12,039	581,828
Total Materials		2,384,833
Total Common Stocks (cost $26,484,093)		29,370,065

AMG Trilogy International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Warrants - 0.6%
YES Bank, Ltd., 02/11/16 (United States)* (cost $164,323)	21,283	$189,631

	Principal
	Amount
Short-Term Investments - 5.0%
Repurchase Agreements - 2.9%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $865,966 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $883,283)	$865,964	865,964

	Shares	Value
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	634,513	$634,513
Total Short-Term Investments (cost $1,500,477)		1,500,477
Total Investments - 102.5% (cost $28,148,893)		31,060,173
Other Assets, less Liabilities - (2.5)%		(746,481)
Net Assets - 100.0%		$30,313,692

Notes to Schedules of Portfolio Investments (continued)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$62,705,308	$9,007,249	$(874,680)	$8,132,569
AMG Trilogy Emerging Markets Equity Fund	132,358,686	18,067,849	(5,236,983)	12,830,866
AMG Trilogy International Small Cap Fund	28,381,615	3,848,941	(1,170,383)	2,678,558

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$243,823	0.3%

[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$242,033	0.3%
AMG Trilogy Emerging Markets Equity Fund	1,746,753	1.2%
AMG Trilogy International Small Cap Fund	824,371	2.7%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the July 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Belgium	1.5%
Bermuda	0.7%
Brazil	0.7%
China	1.5%
Denmark	0.6%
Finland	0.8%
France	5.7%
Germany	4.4%
Hong Kong	0.5%
India	0.7%
Ireland	3.3%
Israel	1.4%
Italy	1.1%
Japan	7.8%
Netherlands	2.6%
Portugal	0.2%
Russia	0.6%
South Korea	1.4%
Sweden	1.3%
Switzerland	7.2%
Taiwan	0.8%
United Kingdom	6.1%
United States	49.1%

100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†
Argentina	0.2%
Brazil	12.6%
Cayman Islands	3.0%
China	9.5%
Colombia	1.3%
Hong Kong	3.3%
Hungary	0.6%
India	10.9%
Indonesia	3.8%
Malaysia	1.4%
Mexico	1.6%
Panama	1.7%
Philippines	0.9%
Poland	0.4%
Portugal	0.9%
Russia	5.1%
Singapore	0.8%
South Africa	5.7%
South Korea	13.8%
Taiwan	8.7%
Thailand	3.3%
Turkey	2.4%
United Kingdom	2.8%
United States	5.3%

100.0%

†	As a percentage of total market value on July 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Arab Emirates	1.4%
Austria	4.2%
Belgium	1.9%
Bermuda	3.3%
Brazil	2.2%
Canada	3.8%
Cayman Islands	1.2%
Finland	1.8%
France	1.8%
Germany	3.5%
Hong Kong	0.9%
Ireland	2.0%
Italy	6.5%
Japan	24.4%
Luxembourg	1.5%
Norway	3.7%
South Africa	0.6%
South Korea	2.2%
Sweden	3.8%
Taiwan	0.9%
United Kingdom	23.0%
United States	5.4%

100.0%

†	As a percentage of total market value on July 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$11,596,898	$2,015,673	—	$13,612,571
Financials	4,215,306	8,779,502	—	12,994,808
Consumer Discretionary	4,903,474	5,664,250	—	10,567,724
Health Care	4,572,343	3,824,086	—	8,396,429
Industrials	3,296,459	3,714,713	—	7,011,172
Energy	3,453,149	2,450,267	—	5,903,416
Consumer Staples	1,615,856	3,014,999	—	4,630,855
Materials	627,889	987,067	—	1,614,956
Telecommunication Services	322,688	745,541	—	1,068,229
Utilities	442,376	—	—	442,376
Warrants	—	587,175	—	587,175
Short-Term Investments
Repurchase Agreements	—	247,598	—	247,598
Other Investment Companies	3,760,568	—	—	3,760,568

Total Investments in Securities	$38,807,006	$32,030,871	—	$70,837,877

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$12,626,493	$17,123,341	—	$29,749,834
Information Technology	7,666,176	19,071,936	—	26,738,112
Consumer Discretionary	3,643,412	22,243,550	—	25,886,962
Industrials	10,838,997	6,846,953	—	17,685,950
Materials	3,173,208	8,009,425	—	11,182,633
Energy	3,455,637	4,502,666	—	7,958,303
Consumer Staples	1,289,298	5,795,238	—	7,084,536
Health Care	—	4,853,987	—	4,853,987
Telecommunication Services	775,921	2,862,139	—	3,638,060
Utilities	—	2,658,774	—	2,658,774
Warrants	126,141	—	—	126,141
Short-Term Investments
Repurchase Agreements	—	1,786,516	—	1,786,516
Other Investment Companies	5,839,744	—	—	5,839,744

Total Investments in Securities	$49,435,027	$95,754,525	—	$145,189,552

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$1,915,460	$5,883,280	—	$7,798,740
Industrials	948,836	5,995,336	—	6,944,172
Consumer Discretionary	1,666,800	4,664,174	—	6,330,974
Information Technology	179,971	2,877,714	—	3,057,685
Materials	—	2,384,833	—	2,384,833
Energy	650,123	442,917	—	1,093,040
Consumer Staples	1,018,425	—	—	1,018,425
Health Care	168,248	573,948	—	742,196
Warrants	—	189,631	—	189,631
Short-Term Investments
Repurchase Agreements	—	865,964	—	865,964
Other Investment Companies	634,513	—	—	634,513

Total Investments in Securities	$7,182,376	$23,877,797	—	$31,060,173

Notes to Schedules of Portfolio Investments (continued)

As of July 31, 2014, the Funds had no transfers between levels from the beginning of the period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/BDR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a BDR (Brazilian Depositary Receipt) and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/BDR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/BDR/GDRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: September 5, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 5, 2014